Taxes (Details narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Net income exempt from income tax	$ 390,000	$ 28,000	$ 40,200.00
Tax savings from tax break	$ 1,000,000.0	$ 700,000	$ 1,000,000.0
Per share effect of the tax exemption	$ 0.27	$ 0.24	$ 1.95
Cumulative net operating loss	$ 700,000
Valuation allowance	$ 181,375
Corporate income tax at a statutory rate	25.00%	25.00%	25.00%
Minimum
Corporate income tax at a statutory rate	5.00%
Represents the amount of threshold taxable income for determining tax rate.	$ 1,000,000
Scenario of Taxable Income Between One Million And Three Million.
Corporate income tax at a statutory rate	10.00%
Represents the amount of threshold taxable income for determining tax rate.	$ 3,000,000
Scenario of Taxable Income Between One Million And Three Million. | Maximum
Represents the amount of threshold taxable income for determining tax rate.	$ 3,000,000
Scenario of Taxable Income Not More Than One Million.
Corporate income tax at a statutory rate	5.00%
Represents the amount of threshold taxable income for determining tax rate.	$ 1,000,000
Scenario of Taxable Income Not More Than One Million. | Minimum
Represents the amount of threshold taxable income for determining tax rate.	$ 1,000,000